Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2014-2

Collection Period	10/01/16-10/31/16
Determination Date	11/9/2016
Distribution Date	11/15/2016

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-04.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$339,573,926.92
2.	Collections allocable to Principal		$14,179,192.12
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,141,756.69
5.	Pool Balance on the close of the last day of the related Collection Period		$324,252,978.11
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		32,189
7.	Initial Pool Balance		$987,000,009.13
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$160,638,926.87	$145,317,978.06
	d. Class A-4 Note Balance	$115,290,000.00	$115,290,000.00
	e. Class B Note Balance	$13,810,000.00	$13,810,000.00
	f. Class C Note Balance	$20,230,000.00	$20,230,000.00
	g. Class D Note Balance	$24,670,000.00	$24,670,000.00
	h. Note Balance (sum a - g)	$334,638,926.87	$319,317,978.06
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.4780920	0.4324940
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.3390465	0.3235238
10.	Overcollateralization Target Amount		$4,935,000.05
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$4,935,000.05
12.	Weighted Average Coupon	%	7.23%
13.	Weighted Average Original Term (months)	months	66.31
14.	Weighted Average Remaining Term (months)	months	34.19
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$2,071,648.74
	b. Liquidation Proceeds allocable to Finance Charge		$333.38
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$2,071,982.12
16.	Principal:
	a. Collections allocable to Principal		$14,179,192.12
	b. Liquidation Proceeds allocable to Principal		$325,255.84
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$14,504,447.96

17.	Total Finance Charge and Principal Collections (15d + 16d)	$16,576,430.08
18.	Interest Income from Collection Account	$4,137.14
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$16,580,567.22
Available Funds
21.	Available Collections	$16,580,567.22
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$16,580,567.22
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$282,978.27
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$282,978.27
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a. Monthly Servicing Fee	$2,500.00
	b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c. Other Unpaid Backup Servicing Fees	$0.00
	d. Amount Paid	$2,500.00
	e. Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$131,188.46
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$131,188.46
	m. Class A-4 Monthly Interest	$154,680.75
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$154,680.75
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$21,635.67
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$21,635.67
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$35,065.33
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$35,065.33
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$53,040.50
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$53,040.50
34.	Quaternary Principal Distributable Amount	$10,385,948.76
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$11,067,037.74
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$4,935,000.05
38.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
39.	Additional Servicing Fees, if any	$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$2,071,982.12
	b. Total Daily Deposits of Principal Collections	$14,504,447.96
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$4,137.14
	e. Total Deposits to Collection Account (sum a - d)	$16,580,567.22
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$282,978.27
	b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$15,716,559.52
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$578,529.43
	f. Total Withdrawals from Collection Account (sum a - e)	$16,580,567.22
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$131,188.46
	d. Class A-4 Interest Distribution	$154,680.75
	e. Class B Interest Distribution	$21,635.67
	f. Class C Interest Distribution	$35,065.33
	g. Class D Interest Distribution	$53,040.50
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$15,320,948.81
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$15,716,559.52
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$15,452,137.27
	d. Class A-4 Distribution	$154,680.75
	e. Class B Distribution	$21,635.67
	f. Class C Distribution	$35,065.33
	g. Class D Distribution	$53,040.50
	h. Total Withdrawals from Note Payment Account (sum a - g)	$15,716,559.52

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$578,529.43
	b. Reserve Account surplus (Ln 55)	$689.86
	c. Total Deposits to Certificate Payment Account (sum a - b)	$579,219.29
46.	Withdrawals
	a. Certificateholder Distribution	$579,219.29
	b. Total Withdrawals from Certificate Payment Account	$579,219.29
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $2,467,500.02	$2,467,500.02
	b. Note Balance	$319,317,978.06
48.	Required Reserve Account Amount	$2,467,500.02
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$2,467,500.02
50.	Investment Earnings	$689.86
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$2,468,189.88
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$689.86
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$2,467,500.02
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$282,978.27
60.	Amount to be paid to Backup Servicer from the Collection Account	$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$15,716,559.52
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$578,529.43
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$689.86
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$15,452,137.27
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$154,680.75
69.	Amount to be paid to Class B Noteholders from the Note Payment Account	$21,635.67
70.	Amount to be paid to Class C Noteholders from the Note Payment Account	$35,065.33
71.	Amount to be paid to Class D Noteholders from the Note Payment Account	$53,040.50
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$579,219.29

Delinquency Activity
		Number of Loans	Principal Balance
73.	Delinquency Analysis
	a. 31 to 60 days past due	812	$10,468,912.41
	b. 61 to 90 days past due	329	$4,184,727.97
	c. 91 to 120 days past due	90	$1,091,498.78
	d. 121 or more days past due	1	$19,265.87
	e. Total Past Due (sum a - d)	1,232	$15,764,405.03
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 73e / Ln 5)%		4.8618%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

74.	Defaulted Receivables (charge-offs)	89	$1,141,756.69
75.	Liquidation Proceeds (recoveries)	180	$325,589.22
76.	Net Losses (Ln 74 - Ln 75)		$816,167.47
77.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 76 / Ln 1)%		0.2404%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

78.	Defaulted Receivables (charge-offs)	1,909	$26,546,017.54
79.	Liquidation Proceeds (recoveries)	1,672	$12,134,640.42
80.	Cumulative Net Losses (Ln 78 - Ln 79)		$14,411,377.12
81.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 80 / Ln 7)%		1.4601%
82.	Average Net Loss on Defaulted Receivables		$7,549.18

Servicer Covenant
83.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,053,668,000.00
84.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on November 9, 2016.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer